Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Registrant Name	BBH TRUST
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Mar. 01, 2022
Entity Inv Company Type	N-1A
BBH Intermediate Municipal Bond Fund | Class N Shares
Risk/Return:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	BBIIX
BBH INCOME FUND | Class N Shares
Risk/Return:
Trading Symbol	BBNNX
BBH INCOME FUND | Class I Shares
Risk/Return:
Trading Symbol	BBNIX
BBH Partner Fund - International Equity | Class I Shares
Risk/Return:
Trading Symbol	BBHLX
BBH Limited Duration Fund | Class N Shares
Risk/Return:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Risk/Return:
Trading Symbol	BBBIX
BBH Select Series - Large Cap Fund | Class I Shares
Risk/Return:
Trading Symbol	BBLIX
BBH Select Series - Large Cap Fund | Retail Class Shares
Risk/Return:
Trading Symbol	BBLRX
BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX
BBH Select Series - Mid Cap Fund | Class I Shares
Risk/Return:
Trading Symbol	BBMIX
BBH Select Series - Mid Cap Fund | Retail Class Shares
Risk/Return:
Trading Symbol	BBMRX
BBH Partner Fund - Small Cap Equity | Class I Shares
Risk/Return:
Trading Symbol	BBHSX
BBH Partner Fund - Select Short Term Assets | BBH Partner Fund - Select Short Term Assets
Risk/Return:
Trading Symbol	BBSTX